Expense Example	Dec. 31, 2025 USD ($)
MML Focused Equity Fund | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,089
MML Focused Equity Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,379
MML Foreign Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
MML Foreign Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,329